CONSOLIDATED BALANCE SHEETS ¥ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,377,684	$ 493,280,000	¥ 3,246,995
Restricted cash	1,044,853	152,591,000	18,019
Short term investments	13,695	2,000,000	241,270
Accounts receivable, net of allowance of RMB 7,772 and RMB 15,433 as of August 31, 2019 and 2020, respectively	19,271	2,814,000	21,528
Amounts due from related parties	18,521	2,705,000	10,652
Other receivables, deposits and other assets	198,593	29,003,000	177,150
Inventories	28,013	4,091,000	26,234
Total current assets	4,700,630	686,484,000	3,741,848
Restricted cash - non current	1,400	204,000
Property and equipment, net	1,076,590	157,226,000	899,510
Land use rights, net	86,076	12,571,000	88,204
Intangible assets, net	597,527	87,263,000	552,011
Goodwill, net	2,284,109	333,573,000	2,090,078
Long-term investments	55,137	8,052,000	28,455
Prepayments for construction contract	4,822	704,000	5,251
Deferred tax assets, net	35,678	5,210,000	30,333
Deposits for acquisition			338,585
Other non-current assets	16,654	2,432,000	13,362
Operating lease right-of-use assets -non current	1,964,686	286,924,000
Total non-current assets	6,122,679	894,159,000	4,045,789
TOTAL ASSETS	10,823,309	1,580,643,000	7,787,637
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 32,842 and RMB 28,691 as of August 31, 2019 and 2020, respectively)	93,090	13,595,000	94,295
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 76,117 and RMB 52,567 as of August 31, 2019 and 2020, respectively)	86,563	12,642,000	110,038
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 364,734 and RMB 394,880 as of August 31, 2019 and 2020, respectively)	633,397	92,500,000	615,082
Short term loan (including short term loan of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of nil and 7,500 as of August 31, 2019 and 2020, respectively)	938,300	137,030,000	50,000
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 50,968 and RMB 34,992 as of August 31, 2019 and 2020, respectively)	118,716	17,337,000	93,479
Contract liabilities (including contract liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 1,157,774 and RMB 1,291,781 as of August 31, 2019 and 2020, respectively)	1,544,184	225,514,000	1,529,137
Refund liabilities (including refund liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 19,132 and RMB 23,804 as of August 31, 2019 and 2020, respectively)	70,711	10,327,000	20,259
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs without recourse to Bright Scholar Education of nil and RMB 30,601 as of August 31, 2019 and August 31, 2020, respectively)	210,082	30,681,000
Total current liabilities	3,695,043	539,626,000	2,512,290
Non-current contract liabilities (including non-current portion of contract liabilities of the consolidated VIEs without recourse to Bright Scholar Education of nil and RMB 1,772 as of August 31, 2019 and August 31, 2020, respectively)	1,772	259,000
Deferred tax liabilities, net (including deferred tax liabilities, net of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 35,895 and RMB 34,641 as of August 31, 2019 and 2020, respectively)	57,826	8,445,000	53,689
Bond payable	2,017,369	294,618,000	2,106,000
Other non-current liabilities due to related parties (including non-current liabilities due to related parties of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 21,736 and RMB 26,843 as of August 31, 2019 and 2020, respectively)	26,843	3,920,000	21,736
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 7,621 and RMB 11,364 as of August 31, 2019 and 2020, respectively)	19,612	2,864,000	10,654
Long term loan (including long term loan of the consolidated VIEs without recourse to Bright Scholar Education of nil and RMB 77,500 as of August 31, 2019 and August 31, 2020, respectively)	77,919	11,379,000
Operating lease liabilities - non current (including operating lease liabilities - non current of the consolidated VIEs without recourse to Bright Scholar Education of nil and RMB 222,693 as of August 31, 2019 and August 31, 2020, respectively)	1,802,544	263,245,000
Total non-current liabilities	4,003,885	584,730,000	2,192,079
TOTAL LIABILITIES	7,698,928	1,124,356,000	4,704,369
Commitments and Contingencies
EQUITY
Share capital (US$0.00001 par value; 120,585,274 shares issued and outstanding as of August 31, 2019, 119,488,962 shares issued and outstanding as of August 31, 2020)	8	1,000	8
Additional paid-in capital	1,854,262	270,798,000	2,105,189
Statutory reserves	65,567	9,575,000	64,945
Accumulated other comprehensive income	185,371	27,072,000	78,955
Accumulated retained earnings	632,722	92,403,000	472,339
Shareholders' equity	2,737,930	399,849,000	2,721,436
Non-controlling interests	386,451	56,438,000	361,832
Total equity	3,124,381	456,287,000	3,083,268
TOTAL LIABILITIES AND EQUITY	¥ 10,823,309	$ 1,580,643,000	¥ 7,787,637